Permanent Equity - Common Stock Reserved for Future Issuance (Details) - Social Finance, Inc. - shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	368,256,755	369,779,261	289,326,656
Contingent common stock in connection with acquisition
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	919,085	183,985	0
Contingent common stock in connection with acquisition | 8 Limited
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	183,985	183,985
Contingent common stock, adjustment to stock issuance | 8 Limited
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	735,100
Possible future issuance under stock plans
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	16,689,226	19,177,343	6,526,084
Outstanding stock options and RSUs
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	43,006,252	42,775,741	32,153,427
Unissued redeemable preferred stock reserved for issued warrants
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	6,983,585	6,983,585	6,983,585
Conversion of outstanding redeemable preferred stock
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	253,525,467	253,525,467	215,884,709
Unissued redeemable preferred stock
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	47,133,140	47,133,140	27,778,851